Shareholder Report, Line Graph (Details) 195654_Kurv Gold Enhanced Income ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Jul. 07, 2025	May 31, 2026
Kurv Gold Enhanced Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Kurv Gold Enhanced Income ETF NAV
Accumulated Value	$ 10,000	$ 13,517
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Accumulated Value	$ 10,000	$ 12,298